UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-98.5%

Aerospace & Defense-1.1%
10,500	Raytheon Co.	$1,803,585

Air Freight & Logistics-1.3%
10,500	FedEx Corp.	2,184,315

Airlines-1.3%
16,600	Delta Air Lines, Inc.	819,376
41,000	Japan Airlines Co., Ltd.	1,326,935
		2,146,311

Auto Components-2.5%
21,000	Delphi Automotive PLC	1,898,820
508,000	GKN PLC	2,154,871
		4,053,691

Banks-11.9%
273,029	Banco Bilbao Vizcaya Argentaria SA	2,472,894
91,000	Bank of America Corp.	2,194,920
12,000	BNP Paribas SA	931,462
28,500	Citigroup, Inc.	1,950,825
53,000	Citizens Financial Group, Inc.	1,859,240
22,300	Hana Financial Group, Inc.	1,016,308
455,000	Intesa Sanpaolo SpA	1,568,488
190,000	Mediobanca SpA	1,982,688
175,500	Mitsubishi UFJ Financial Group, Inc.	1,114,336
92,000	Regions Financial Corp.	1,343,200
15,600	The PNC Financial Services Group, Inc.	2,009,280
18,000	Wells Fargo & Co.	970,920
		19,414,561

Biotechnology-1.0%
9,800	Shire PLC-ADR	1,641,892

Building Products-0.6%
14,500	Fortune Brands Home & Security, Inc.	952,215

Capital Markets-4.8%
91,500	Ares Capital Corp.	1,499,685
48,000	Azimut Holding SpA	1,076,217
14,000	Deutsche Boerse AG	1,465,237
23,607	Electra Private Equity PLC	525,763
14,500	Evercore Partners, Inc.-Class A	1,140,425
53,300	OM Asset Management PLC	803,231
39,000	The Blackstone Group LP	1,304,550
		7,815,108

Chemicals-1.9%
64,600	Clariant AG	1,503,180
21,900	Symrise AG	1,535,551
		3,038,731

Communications Equipment-1.4%
38,000	Cisco Systems, Inc.	1,195,100

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

169,000	Nokia OYJ	1,076,335
		2,271,435

Construction & Engineering-3.1%
43,975	Bouygues SA	1,886,829
932,500	China Railway Construction Corp., Ltd.-Class H	1,232,063
91,700	Ferrovial SA	1,980,577
		5,099,469

Consumer Finance-1.3%
16,500	Discover Financial Services	1,005,510
34,000	Synchrony Financial	1,030,880
		2,036,390

Diversified Telecommunication Services-1.3%
40,000	BT Group PLC-SP ADR	835,600
75,000	DNA OYJ	1,339,766
		2,175,366

Electric Utilities-1.7%
26,700	FirstEnergy Corp.	851,997
12,500	NextEra Energy, Inc.	1,826,125
		2,678,122

Electronic Equipment, Instruments & Components-1.0%
20,900	TE Connectivity, Ltd.	1,680,151

Energy Equipment & Services-0.9%
13,300	Helmerich & Payne, Inc.	673,246
11,500	Schlumberger, Ltd.	788,900
		1,462,146

Equity Real Estate Investment-3.7%
55,500	Colony NorthStar, Inc.-Class A	812,520
23,000	CyrusOne, Inc.	1,373,330
100,000	Dream Global Real Estate Investment Trust	823,742
1,700	LaSalle Logiport REIT	1,710,100
21,750	The Geo Group, Inc.	638,362
113,000	Westfield Corp.	694,272
		6,052,326

Food & Staples Retailing-1.7%
17,500	Alimentation Couche-Tard, Inc.-Class B	829,838
24,800	CVS Health Corp.	1,982,264
		2,812,102

Food Products-3.8%
43,500	Mondelez International, Inc.-Class A	1,914,870
21,000	Nestle SA	1,774,342
117,000	Nomad Foods, Ltd. (a)	1,667,250
7,000	The J.M. Smucker Co.	853,300
		6,209,762

Health Care Equipment & Supplies-1.9%
18,800	Medtronic PLC	1,578,636
12,400	Zimmer Biomet Holdings, Inc.	1,504,368
		3,083,004

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Health Care Providers & Services-3.5%
6,100	Aetna, Inc.	941,291
10,200	McKesson Corp.	1,651,074
6,500	UnitedHealth Group, Inc.	1,246,765
16,600	Universal Health Services, Inc.-Class B	1,839,778
		5,678,908

Hotels, Restaurants & Leisure-1.5%
37,400	Melco Resorts & Entertainment, Ltd.-ADR	755,480
49,800	MGM Resorts International	1,639,914
		2,395,394

Household Durables-3.1%
36,000	Lennar Corp.-Class A	1,887,840
31,000	Newell Brands, Inc.	1,634,320
8,900	Whirlpool Corp.	1,583,132
		5,105,292

Household Products-1.1%
59,600	Essity AB-Class B (a)	1,728,103

Independent Power and Renewable Electricity Producers-1.2%
47,400	NRG Yield, Inc.-Class A	864,102
40,500	Pattern Energy Group, Inc.	1,016,550
		1,880,652

Insurance-1.6%
8,700	Allianz SE	1,853,831
1,709	Fairfax Financial Holdings, Ltd.	813,913
		2,667,744

Internet Software & Services-0.7%
1,200	Alphabet, Inc.-Class C (a)	1,116,600

IT Services-1.6%
39,000	CSRA, Inc.	1,271,790
24,000	Leidos Holdings, Inc.	1,282,560
		2,554,350

Life Sciences Tools & Services-1.1%
10,100	Thermo Fisher Scientific, Inc.	1,772,853

Machinery-1.6%
11,800	Alstom SA	423,047
894,950	CRRC Corp., Ltd.-Class H	799,758
8,500	Snap-on, Inc.	1,310,700
		2,533,505

Media-2.9%
37,600	Comcast Corp.-Class A	1,520,920
265,193	NOS SGPS SA	1,688,973
51,000	Twenty-First Century Fox, Inc.-Class A	1,484,100
1	UBM PLC	10
		4,694,003

Metals & Mining-2.0%
37,000	ArcelorMittal-NY Registered (a)	967,920
12,900	Randgold Resources, Ltd.-ADR	1,198,926

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

234,000	Sandfire Resources NL	1,083,888
		3,250,734

Multi-Utilities-2.0%
22,700	CMS Energy Corp.	1,049,648
97,000	Veolia Environnement SA	2,188,060
		3,237,708

Multiline Retail-0.5%
11,000	Dollar General Corp.	826,760

Oil, Gas & Consumable Fuels-5.9%
18,300	Andeavor	1,821,399
14,000	Apache Corp.	692,720
35,000	BP PLC-SP ADR	1,229,900
37,500	Enbridge, Inc.	1,554,750
8,900	EOG Resources, Inc.	846,746
94,000	Kinder Morgan, Inc.	1,920,420
8,500	Marathon Petroleum Corp.	475,915
36,800	SemGroup Corp.-Class A	995,440
		9,537,290

Paper & Forest Products-2.0%
121,000	Stora Enso OYJ-R Shares	1,618,610
59,600	Svenska Cellulosa AB SCA-B Shares	493,480
42,000	UPM-Kymmene OYJ	1,144,049
		3,256,139

Pharmaceuticals-1.7%
20,500	Novartis AG-SP ADR	1,746,600
31,300	Pfizer, Inc.	1,037,908
		2,784,508

Real Estate Management & Development-1.2%
9,700	Alexander & Baldwin, Inc.	406,721
65,000	Mitsui Fudosan Co., Ltd.	1,494,331
		1,901,052

Road & Rail-2.4%
10,700	Canadian Pacific Railway, Ltd.	1,673,159
910,000	Cosan Logistica SA (a)	2,194,494
		3,867,653

Semiconductors & Semiconductor Equipment-4.5%
42,600	Applied Materials, Inc.	1,887,606
8,500	Broadcom, Ltd.	2,096,610
53,500	Intel Corp.	1,897,645
25,000	SK Hynix, Inc.	1,474,465
		7,356,326

Software-1.1%
9,919	Dell Technologies, Inc.-VMware, Inc.-Class V (a)	637,494
16,000	Microsoft Corp.	1,163,200
		1,800,694

Specialty Retail-1.0%
5,800	The Home Depot, Inc.	867,680

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

11,600	TJX Cos., Inc.	815,596
		1,683,276

Technology Hardware, Storage & Peripherals-3.2%
21,500	Apple, Inc.	3,197,695
525	Samsung Electronics Co., Ltd.	1,130,647
10,000	Western Digital Corp.	851,200
		5,179,542

Textiles, Apparel & Luxury Goods-1.3%
19,000	Carter’s, Inc.	1,647,870
121,988	Samsonite International SA	511,485
		2,159,355

Transportation Infrastructure-0.5%
137,809	CCR SA	754,815

Wireless Telecommunication Services-1.1%
600,200	Vodafone Group PLC	1,758,027
	Total Common Stocks (Cost $131,895,268)	160,091,965

Exchange-Traded Funds-0.6%
12,000	SPDR S&P Biotech ETF	938,040
	Total Exchange-Traded Funds (Cost $779,223)	938,040

Principal Amount

Short-Term Investments-1.7%
$2,815,000	State Street Eurodollar Time Deposit, 0.12%	2,815,000
	Total Short-Term Investments (Cost $2,815,000)	2,815,000
Total Investments (Cost $135,489,491) (b) - 100.8%		163,845,005
Liabilities in Excess of Other Assets-(0.8)%		(1,333,518)
TOTAL NET ASSETS 100.0%		$162,511,487

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) See Note 2B for the cost of investments for federal tax purposes.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Rising Dividend Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.1%

Aerospace & Defense-2.7%
23,000	Hexcel Corp.	$1,176,910
9,000	Raytheon Co.	1,545,930
		2,722,840

Air Freight & Logistics-1.5%
7,000	FedEx Corp.	1,456,210

Banks-7.9%
61,000	Bank of America Corp.	1,471,320
17,000	Citigroup, Inc.	1,163,650
50,000	Citizens Financial Group, Inc.	1,754,000
19,000	JPMorgan Chase & Co.	1,744,200
5,000	Signature Bank (a)	692,900
8,000	The PNC Financial Services Group, Inc.	1,030,400
		7,856,470

Beverages-2.5%
5,000	Constellation Brands, Inc.-Class A	966,750
13,000	PepsiCo, Inc.	1,515,930
		2,482,680

Biotechnology-2.6%
8,200	Amgen, Inc.	1,430,982
8,500	Celgene Corp. (a)	1,150,985
		2,581,967

Capital Markets-3.8%
8,000	CME Group, Inc.	980,960
25,000	Oaktree Capital Group LLC	1,210,000
17,000	The Blackstone Group LP	568,650
100,000	WisdomTree Investments, Inc.	1,044,000
		3,803,610

Chemicals-1.4%
10,000	Air Products & Chemicals, Inc.	1,421,500

Commercial Services & Supplies-1.2%
17,000	Deluxe Corp.	1,227,400

Communications Equipment-1.2%
39,000	Cisco Systems, Inc.	1,226,550

Consumer Finance-2.0%
16,000	Discover Financial Services	975,040
34,000	Synchrony Financial	1,030,880
		2,005,920
Diversified Telecommunication Services-2.5%
39,000	AT&T, Inc.	1,521,000
20,000	Verizon Communications, Inc.	968,000
		2,489,000

Electric Utilities-2.1%
20,000	Emera, Inc.	744,336

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

5,500	NextEra Energy, Inc.	803,495
6,000	Pinnacle West Capital Corp.	520,380
		2,068,211

Electronic Equipment, Instruments & Components-1.5%
19,000	TE Connectivity, Ltd.	1,527,410

Energy Equipment & Services-2.0%
24,000	Helmerich & Payne, Inc.	1,214,880
11,000	Schlumberger, Ltd.	754,600
		1,969,480

Equity Real Estate Investment-2.9%
4,000	Boston Properties, Inc.	483,640
55,000	Colony NorthStar, Inc.-Class A	805,200
20,000	GGP, Inc.	452,200
3,500	Simon Property Group, Inc.	554,750
16,000	Starwood Waypoint Homes	559,360
		2,855,150

Food & Staples Retailing-2.2%
50,000	Safeway, Inc. (a)(b)	23,508
25,000	The Kroger Co.	613,000
19,000	Walgreens Boots Alliance, Inc.	1,532,730
		2,169,238

Food Products-2.3%
39,000	Conagra Brands, Inc.	1,335,360
8,000	The J.M. Smucker Co.	975,200
		2,310,560

Health Care Equipment & Supplies-1.4%
7,000	Becton, Dickinson & Co.	1,409,800

Health Care Providers & Services-1.7%
11,000	Aetna, Inc.	1,697,410

Hotels, Restaurants & Leisure-2.7%
30,000	ClubCorp Holdings, Inc.	508,500
38,000	MGM Resorts International	1,251,340
18,000	Starbucks Corp.	971,640
		2,731,480

Household Durables-1.0%
14,000	DR Horton, Inc.	499,660
20,000	PulteGroup, Inc.	488,400
		988,060

Household Products-1.0%
11,000	The Procter & Gamble Co.	999,020

Industrial Conglomerates-0.7%
26,000	General Electric Co.	665,860

Insurance-1.1%
19,000	The Hartford Financial Services Group, Inc.	1,045,000

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Internet Software & Services-2.1%
1,100	Alphabet, Inc.-Class A (a)	1,040,050
1,100	Alphabet, Inc.-Class C (a)	1,023,550
		2,063,600

IT Services-1.3%
40,000	CSRA, Inc.	1,304,400

Machinery-2.6%
15,000	Ingersoll-Rand PLC	1,318,200
8,000	Snap-on, Inc.	1,233,600
		2,551,800

Media-3.9%
22,000	CBS Corp.-Class B	1,448,260
44,600	Comcast Corp.-Class A	1,804,070
65,000	Entercom Communications Corp.-Class A	640,250
		3,892,580

Metals & Mining-1.0%
17,000	Nucor Corp.	980,390

Multi-Utilities-1.0%
11,000	CMS Energy Corp.	508,640
8,000	WEC Energy Group, Inc.	503,760
		1,012,400

Oil, Gas & Consumable Fuels-4.8%
27,000	BP PLC-SP ADR	948,780
19,000	Enbridge, Inc.	787,740
15,000	Exxon Mobil Corp.	1,200,600
14,000	Marathon Petroleum Corp.	783,860
12,500	Phillips 66	1,046,875
		4,767,855

Pharmaceuticals-4.9%
4,000	Allergan PLC	1,009,320
14,500	Johnson & Johnson	1,924,440
60,000	Pfizer, Inc.	1,989,600
		4,923,360

Road & Rail-1.0%
20,000	CSX Corp.	986,800

Semiconductors & Semiconductor Equipment-5.5%
27,000	Applied Materials, Inc.	1,196,370
5,500	Broadcom, Ltd.	1,356,630
40,000	Intel Corp.	1,418,800
18,500	Texas Instruments, Inc.	1,505,530
		5,477,330

Software-5.6%
36,000	Microsoft Corp.	2,617,200
32,000	Oracle Corp.	1,597,760
45,000	Symantec Corp.	1,394,550
		5,609,510

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Specialty Retail-3.0%
21,000	Lowe’s Cos., Inc.	1,625,400
19,000	TJX Cos., Inc.	1,335,890
		2,961,290

Technology Hardware, Storage & Peripherals-2.5%
17,000	Apple, Inc.	2,528,410
	Total Common Stocks (Cost $71,040,539)	90,770,551

Exchange-Traded Funds-3.0%
27,000	Technology Select Sector SPDR Fund	1,543,320
10,000	Vanguard Health Care ETF	1,482,500
	Total Exchange-Traded Funds (Cost $2,695,345)	3,025,820

Put Options Purchased-0.0% (c)

Exchange-Traded Funds-0.0% (c)
20,000	SPDR S&P 500 ETF Trust Expiration Date December 15, 2017 Strike Price $215.0	26,300
	Total Put Options Purchased (Cost $55,408)	26,300

Principal Amount

Short-Term Investments-6.0%
$5,949,000	State Street Eurodollar Time Deposit, 0.12%	5,949,000
	Total Short-Term Investments (Cost $5,949,000)	5,949,000
Total Investments (Cost $79,740,292) (d) - 100.1%		99,771,671
Liabilities in Excess of Other Assets-(0.1)%		(145,448)
TOTAL NET ASSETS 100.0%		$99,626,223

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.
(c)	Amount is less than 0.05%.
(d)	See Note 2B for the cost of investments for federal tax purposes.
ADR-American Depositary Receipt
PLC-Public Limited Company
SP ADR-Sponsored American Depositary Receipt

The following written options contracts were held as of July 31, 2017:

Put Options	Number of Contracts	Exercise Price	Expiration Date	Premium Received	Current Value	Unrealized Appreciation
SPDR S&P 500 ETF Trust	200	$190.0	12/15/2017	$19,391	$(9,000)	$10,391

Alpine Financial Services Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-93.7%

Banks-48.3%

2,000	1st Constitution Bancorp	$34,300
18,000	Bank of America Corp.	434,160
4,500	Bank of the Ozarks, Inc.	194,175
7,000	BankUnited, Inc.	240,940
3,500	Banner Corp.	202,195
9,000	Berkshire Hills Bancorp, Inc.	334,350
7,000	Brookline Bancorp, Inc.	103,950
7,500	Bryn Mawr Bank Corp.	318,375
10,000	CenterState Banks, Inc.	249,900
4,000	Chemical Financial Corp.	192,760
5,000	Citigroup, Inc.	342,250
12,000	Citizens Financial Group, Inc.	420,960
4,000	Comerica, Inc.	289,240
14,000	ConnectOne Bancorp, Inc.	315,000
5,500	East West Bancorp, Inc.	313,390
6,500	FCB Financial Holdings, Inc.-Class A (a)	306,475
9,000	First Merchants Corp.	363,960
27,000	FNB Corp.	369,900
7,500	Franklin Financial Network, Inc. (a)	259,125
6,000	Great Western Bancorp, Inc.	234,060
4,500	IBERIABANK Corp.	363,825
4,000	JPMorgan Chase & Co.	367,200
20,000	KeyCorp	360,800
6,250	Opus Bank	148,750
1,500	Pacific Premier Bancorp, Inc. (a)	53,850
1,500	Pinnacle Financial Partners, Inc.	95,850
2,000	Popular, Inc.	84,280
3,500	Preferred Bank	196,525
2,000	SB Financial Group, Inc.	35,280
2,500	Shore Bancshares, Inc.	42,225
3,000	Southern National Bancorp of Virginia, Inc.	50,760
15,000	Sterling Bancorp	346,500
5,500	Stonegate Bank	256,025
1,000	SVB Financial Group (a)	178,440
4,500	Synovus Financial Corp.	195,660
6,000	TCF Financial Corp.	94,560
5,000	The Bank of NT Butterfield & Son, Ltd.	170,450
2,000	The PNC Financial Services Group, Inc.	257,600
13,000	United Community Banks, Inc.	360,880
11,000	Univest Corp. of Pennsylvania	335,500
12,000	Valley National Bancorp	142,560
4,000	Webster Financial Corp.	207,720
5,500	Western Alliance Bancorp (a)	277,090
5,000	Zions BanCorp.	226,600
		10,368,395

Capital Markets-18.1%
1,250	Affiliated Managers Group, Inc.	232,287
12,000	Ares Capital Corp.	196,680
9,000	Ares Management LP	166,500
5,000	Associated Capital Group, Inc.-Class A	167,750
13,500	BGC Partners, Inc.-Class A	170,235
6,000	Cowen, Inc. (a)	96,000
2,500	Evercore Partners, Inc.-Class A	196,625
24,800	GAIN Capital Holdings, Inc.	166,408
20,000	Garrison Capital, Inc.	163,200
4,000	Intercontinental Exchange, Inc.	266,840

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

8,000	KKR & Co. LP	155,040
8,000	Medley Management, Inc.-Class A	51,200
3,500	Nasdaq, Inc.	260,295
11,000	OM Asset Management PLC	165,770
8,000	Oppenheimer Holdings, Inc.-Class A	126,000
4,000	PJT Partners, Inc.-Class A	173,520
4,000	The Bank of New York Mellon Corp.	212,120
10,000	The Blackstone Group LP	334,500
8,000	The Charles Schwab Corp.	343,200
22,000	WisdomTree Investments, Inc.	229,680
		3,873,850

Consumer Finance-2.1%
3,500	Discover Financial Services	213,290
7,500	Synchrony Financial	227,400
		440,690

Diversified Financial Services-2.4%
20,000	Element Fleet Management Corp.	151,434
10,000	NewStar Financial, Inc.	109,400
35,000	On Deck Capital, Inc. (a)	150,500
15,000	Tiptree, Inc.	102,750
		514,084

Equity Real Estate Investment-2.5%
15,000	Altisource Residential Corp.	195,150
12,000	Colony NorthStar, Inc.-Class A	175,680
5,000	Starwood Waypoint Homes	174,800
		545,630

Insurance-8.1%
3,500	American International Group, Inc.	229,075
13,300	Atlas Financial Holdings, Inc. (a)	205,485
5,000	FNF Group	244,300
20,000	Heritage Insurance Holdings, Inc.	252,200
2,500	The Allstate Corp.	227,500
3,000	The Hanover Insurance Group, Inc.	284,580
2,000	The Hartford Financial Services Group, Inc.	110,000
1,500	The Travelers Cos., Inc.	192,135
		1,745,275

IT Services-1.1%
1,500	Fidelity National Information Services, Inc.	136,830
5,000	First Data Corp.-Class A (a)	93,300
		230,130

Mortgage Real Estate Investment-2.6%
18,500	Arbor Realty Trust, Inc.	152,625
6,000	Owens Realty Mortgage, Inc.	103,740
5,000	PennyMac Mortgage Investment Trust	88,000
9,500	Starwood Property Trust, Inc.	209,380
		553,745

Real Estate Management & Development-1.5%
4,500	CBRE Group, Inc.-Class A (a)	170,955
8,000	Kennedy-Wilson Holdings, Inc.	160,800
		331,755

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Thrifts & Mortgage Finance-7.0%
6,000	Atlantic Coast Financial Corp. (a)	47,700
3,800	HomeStreet, Inc. (a)	99,750
3,000	HopFed Bancorp, Inc.	43,740
22,000	NMI Holdings, Inc.-Class A (a)	259,600
9,500	OceanFirst Financial Corp.	257,260
6,000	PennyMac Financial Services, Inc.-Class A (a)	104,400
2,000	Provident Financial Holdings, Inc.	38,000
9,500	Radian Group, Inc.	165,490
7,000	Riverview Bancorp, Inc.	53,130
30,000	United Community Financial Corp.	276,000
3,000	Walker & Dunlop, Inc. (a)	150,750
		1,495,820
	Total Common Stocks (Cost $14,877,728)	20,099,374

Exchange-Traded Funds-2.4%
11,000	Financial Select Sector SPDR Fund	275,990
2,000	iShares 20+ Year Treasury Bond ETF	248,080
	Total Exchange-Traded Funds (Cost $487,601)	524,070

Principal Amount

Short-Term Investments-5.2%
$1,108,000	State Street Eurodollar Time Deposit, 0.12%	1,108,000
	Total Short-Term Investments (Cost $1,108,000)	1,108,000
Total Investments (Cost $16,473,329) (b) - 101.3%		21,731,444
Liabilities in Excess of Other Assets-(1.3)%		(288,943)
TOTAL NET ASSETS 100.0%		$21,442,501

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) See Note 2B for the cost of investments for federal tax purposes.
PLC-Public Limited Company

Alpine Small Cap Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-82.1%

Auto Components-3.0%
3,949	LCI Industries	$421,556

Banks-3.0%
10,635	Enterprise Financial Services Corp.	420,614

Biotechnology-2.8%
3,284	Ligand Pharmaceuticals, Inc. (a)	397,068

Building Products-9.0%
3,248	American Woodmark Corp. (a)	318,791
6,800	Apogee Enterprises, Inc.	354,212
1,924	Gibraltar Industries, Inc. (a)	57,432
7,000	Patrick Industries, Inc. (a)	532,700
		1,263,135

Chemicals-1.8%
33,245	AgroFresh Solutions, Inc. (a)	259,311

Communications Equipment-1.2%
5,926	ARRIS International PLC (a)	165,691

Construction & Engineering-4.4%
6,788	Dycom Industries, Inc. (a)	614,993

Construction Materials-4.1%
8,800	Summit Materials, Inc.-Class A (a)	250,272
4,220	U.S. Concrete, Inc. (a)	330,637
		580,909

Electric Utilities-2.1%
6,655	Portland General Electric Co.	297,412

Electronic Equipment, Instruments & Components-1.5%
1,000	Fabrinet (a)	45,010
1,400	Rogers Corp. (a)	165,158
		210,168

Energy Equipment & Services-0.9%
12,000	Matrix Service Co. (a)	124,200

Equity Real Estate Investment-2.5%
26,878	Altisource Residential Corp.	349,683

Food Products-5.7%
28,685	Hostess Brands, Inc. (a)	438,307
25,875	Nomad Foods, Ltd. (a)	368,719
		807,026

Health Care Equipment & Supplies-2.2%
8,899	Natus Medical, Inc. (a)	313,245

Health Care Providers & Services-3.8%
10,595	National Research Corp.-Class B	534,412

Insurance-2.7%
17,751	Greenlight Capital Re, Ltd.-Class A (a)	379,871

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Internet Software & Services-4.9%
11,861	Alarm.com Holdings, Inc. (a)	451,074
14,500	NIC, Inc.	235,625
		686,699

IT Services-2.7%
6,282	MAXIMUS, Inc.	379,181

Life Sciences Tools & Services-3.2%
8,284	INC Research Holdings, Inc.-Class A (a)	455,620

Media-3.6%
6,777	Live Nation Entertainment, Inc. (a)	252,579
3,935	Nexstar Media Group, Inc.-Class A	257,349
		509,928

Real Estate Management & Development-1.7%
12,284	Kennedy-Wilson Holdings, Inc.	246,908

Semiconductors & Semiconductor Equipment-0.7%
4,000	Ultra Clean Holdings, Inc. (a)	93,800

Software-9.7%
3,000	Fair Isaac Corp.	427,650
11,841	SS&C Technologies Holdings, Inc.	458,957
15,970	The Descartes Systems Group, Inc. (a)	400,847
20,000	Zynga, Inc.-Class A (a)	72,200
		1,359,654

Specialty Retail-0.5%
3,000	GameStop Corp.-Class A	65,070

Technology Hardware, Storage & Peripherals-0.3%
4,000	BlackBerry, Ltd. (a)	37,520

Textiles, Apparel & Luxury Goods-0.5%
5,000	Lakeland Industries, Inc. (a)	75,250

Thrifts & Mortgage Finance-3.6%
8,254	Essent Group, Ltd. (a)	317,119
2,575	Meta Financial Group, Inc.	183,597
		500,716
	Total Common Stocks (Cost $10,286,549)	11,549,640

Principal Amount

Short-Term Investments-13.3%
$1,877,000	State Street Eurodollar Time Deposit, 0.12%	1,877,000
	Total Short-Term Investments (Cost $1,877,000)	1,877,000
Total Investments (Cost $12,163,549) (b) - 95.4%		13,426,640
Other Assets in Excess of Liabilities-4.6%		646,471
TOTAL NET ASSETS 100.0%		$14,073,111

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) See Note 2B for the cost of investments for federal tax purposes.
PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

1. Organization:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund are four separate series of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Dynamic Dividend Fund seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital. Alpine Rising Dividend Fund seeks income. Long-term growth of capital is a secondary objective. Alpine Financial Services Fund seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities. Alpine Small Cap Fund seeks capital appreciation. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and over-the-counter derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical instruments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2017:

	Valuation Inputs
Dynamic Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$160,091,965	$—	$—	$160,091,965
Exchange-Traded Funds	938,040	—	—	938,040
Short-Term Investments	—	2,815,000	—	2,815,000
Total	$161,030,005	$2,815,000	$—	$163,845,005

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	$—	$(149,262)	$—	$(149,262)
Total	$—	$(149,262)	$—	$(149,262)

	Valuation Inputs
Rising Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Aerospace & Defense	$2,722,840	$—	$—	$2,722,840
Air Freight & Logistics	1,456,210	—	—	1,456,210
Banks	7,856,470	—	—	7,856,470
Beverages	2,482,680	—	—	2,482,680
Biotechnology	2,581,967	—	—	2,581,967
Capital Markets	3,803,610	—	—	3,803,610
Chemicals	1,421,500	—	—	1,421,500
Commercial Services & Supplies	1,227,400	—	—	1,227,400
Communications Equipment	1,226,550	—	—	1,226,550
Consumer Finance	2,005,920	—	—	2,005,920
Diversified Telecommunication Services	2,489,000	—	—	2,489,000
Electric Utilities	2,068,211	—	—	2,068,211
Electronic Equipment, Instruments & Components	1,527,410	—	—	1,527,410
Energy Equipment & Services	1,969,480	—	—	1,969,480
Equity Real Estate Investment	2,855,150	—	—	2,855,150
Food & Staples Retailing	2,145,730	—	23,508	2,169,238
Food Products	2,310,560	—	—	2,310,560
Health Care Equipment & Supplies	1,409,800	—	—	1,409,800
Health Care Providers & Services	1,697,410	—	—	1,697,410
Hotels, Restaurants & Leisure	2,731,480	—	—	2,731,480
Household Durables	988,060	—	—	988,060
Household Products	999,020	—	—	999,020
Industrial Conglomerates	665,860	—	—	665,860
Insurance	1,045,000	—	—	1,045,000
Internet Software & Services	2,063,600	—	—	2,063,600
IT Services	1,304,400	—	—	1,304,400
Machinery	2,551,800	—	—	2,551,800
Media	3,892,580	—	—	3,892,580
Metals & Mining	980,390	—	—	980,390
Multi-Utilities	1,012,400	—	—	1,012,400
Oil, Gas & Consumable Fuels	4,767,855	—	—	4,767,855
Pharmaceuticals	4,923,360	—	—	4,923,360
Road & Rail	986,800	—	—	986,800
Semiconductors & Semiconductor Equipment	5,477,330	—	—	5,477,330
Software	5,609,510	—	—	5,609,510
Specialty Retail	2,961,290	—	—	2,961,290
Technology Hardware, Storage & Peripherals	2,528,410	—	—	2,528,410
Exchange-Traded Funds	3,025,820	—	—	3,025,820
Put Options Purchased	26,300	—	—	26,300
Short-Term Investments	—	5,949,000	—	5,949,000
Total	$93,799,163	$5,949,000	$23,508	$99,771,671

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilites
Written Options Contracts	$(9,000)	$—	$—	$(9,000)
Total	$(9,000)	$—	$—	$(9,000)

	Valuation Inputs
Financial Services Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$20,099,374	$—	$—	$20,099,374
Exchange-Traded Funds	524,070	—	—	524,070
Short-Term Investments	—	1,108,000	—	1,108,000
Total	$20,623,444	$1,108,000	$—	$21,731,444

	Valuation Inputs
Small Cap Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$11,549,640	$—	$—	$11,549,640
Short-Term Investments	—	1,877,000	—	1,877,000
Total	$11,549,640	$1,877,000	$—	$13,426,640

* For detailed sector, country and state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financial Services Fund
Balance as of October 31, 2016	$23,933
Realized gain (loss)	-
Change in unrealized depreciation	-
Purchases	-
Sales	(425)
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of July 31, 2017	$23,508
Change in net unrealized appreciation/(depreciation) on Level 3 assets held at period end	$-

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Dynamic Dividend Fund	135,489,491	31,366,802	(3,011,288)	28,355,514
Rising Dividend Fund	79,740,292	20,405,008	(373,629)	20,031,379
Financial Services Fund	16,473,329	5,331,876	(73,761)	5,258,115
Small Cap Fund	12,163,549	1,840,639	(577,548)	1,263,091

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the respective Funds at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

Each of the Dynamic Dividend Fund, Rising Dividend Fund and Financial Services Fund may invest without limitation in foreign securities. The Small Cap Fund may invest up to 30% of the value of its net assets in foreign securities. The Funds do not isolate the portion of each portfolio invested in foreign sceurities of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translations gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations.

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Options:

The Funds may engage in option transactions and in doing so achieve similar objectives to what they would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Funds may also purchase put options on individual securities. The Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities in the Funds’ portfolio.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively. Written options contracts held in the Rising Dividend Fund as of July 31, 2017 are shown in the Schedule of Portfolio Investments.

Written options transactions for the period ended July 31, 2017 were as follows in the Rising Dividend Fund:

	Number of Contracts	Premiums Received
Written Options, outstanding as of October 31, 2016	-	$-
Options written	400	52,502
Options expired	(200)	(35,316)
Written Options, outstanding as of July 31, 2017	200	$17,186

H. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement. The Dynamic Dividend Fund entered into forward currency contracts during the reporting period to economically hedge against changes in the value of foreign currencies.

The following forward currency contracts were held as of July 31, 2017:

Dynamic Dividend Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Depreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	12/07/17	2,800,000	EUR	$3,188,248	$3,337,510	$(149,262)
						$3,337,510	$(149,262)

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	September 25, 2017

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 25, 2017

*  Print the name and title of each signing officer under his or her signature.